MERIDIAN FUND, INC.®

(“Meridian”)

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Value Fund®

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated July 17, 2012

to the Prospectus dated November 1, 2011, as supplemented

At a Joint Special Meeting of Shareholders held on June 19, 2012 (the “Meeting”), and at an adjourned session of the Meeting, held on July 10, 2012, shareholders of Meridian and the Funds approved the following proposals, as further described in the Joint Proxy Statement, dated May 10, 2012, distributed to shareholders of Meridian and the Funds:

•

Director Election Proposal. Shareholders of Meridian voted to elect all five (5) director nominees, each to hold office for an indefinite term. Each of the nominees served as a Director on the Board of Directors prior to the Meeting.

•

Management Agreement Proposal. Shareholders of each Fund approved the proposed investment management agreement between Meridian, on behalf of each Fund, and Aster Investment Management Co., Inc., the Funds’ investment adviser.

Accordingly, the Prospectus for each of the Funds is supplemented as follows:

In the section entitled “ORGANIZATION AND MANAGEMENT — MANAGEMENT FEES AND OTHER EXPENSES – Expenses”, the second paragraph is deleted in its entirety and replaced with the following:

The Investment Adviser has voluntarily agreed to reimburse certain expenses of the MERIDIAN EQUITY INCOME FUND® in order to limit aggregate operating expenses of the Fund to 1.25% of the Fund’s average net assets. With respect to this limit, the Investment Adviser reimbursed $1,193 to the MERIDIAN EQUITY INCOME FUND® during the fiscal year ended June 30, 2011.

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MERIDIAN FUND, INC.®

(“Meridian”)

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Value Fund®

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated July 17, 2012 to the

Statement of Additional Information (the “SAI”) dated November 1, 2011, as supplemented

At a Joint Special Meeting of Shareholders held on June 19, 2012 (the “Meeting”), and at an adjourned session of the Meeting, held on July 10, 2012, shareholders of Meridian and the Funds approved the following proposals, as further described in the Joint Proxy Statement, dated May 10, 2012, distributed to shareholders of Meridian and the Funds:

•

Director Election Proposal. Shareholders of Meridian voted to elect all five (5) director nominees, each to hold office for an indefinite term. Each of the nominees served as a Director on the Board of Directors prior to the Meeting.

•

Management Agreement Proposal. Shareholders of each Fund approved the proposed investment management agreement between Meridian, on behalf of each Fund, and Aster Investment Management Co., Inc., the Funds’ investment adviser.

Accordingly, the SAI for each of the Funds is supplemented as follows:

1.     In the section entitled “INVESTMENT MANAGEMENT”, all references to “Management Agreements” are deleted and replaced with “Management Agreement” and the second paragraph is deleted in its entirety and replaced with the following:

Management Agreement — The Investment Management Agreement and Service Agreement between Meridian, on behalf of each Fund, and the Investment Adviser, dated July 13, 2012 (the “Management Agreement”), provides that the Investment Adviser will advise each Fund with respect to its investments and will determine the securities purchased or sold by the Funds.

2.     In the section entitled “INVESTMENT MANAGEMENT”, the first two sentences in the footnote following the chart on p. 16 are deleted.

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